CONTRACT ASSETS	12 Months Ended
Dec. 31, 2025
Contract assets [abstract]
CONTRACT ASSETS	CONTRACT ASSETS
14(a)    Assets related to contracts with customers

	As of December 31,	As of December 31,	As of January 1,
	2025	2024	2024
	US$’000	US$’000	US$’000
Contract assets - current	7,748	688	13,946
There were no advances received or retentions on SDI service contracts during the financial years ended December 31, 2025 and 2024. The contract assets balance increased as our Company provided more services and transferred more goods ahead of the agreed payment schedules.
Our Company mainly conducts its SDI services contract with customers within public sector, and the expected credit loss on contract assets is close to zero.
14(b)    Unsatisfied supply, delivery, and installation (SDI) services contracts
The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2025	2024
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	357,600	143,327